COMMITMENTS AND CONTINGENCY	12 Months Ended
Jun. 30, 2024
COMMITMENTS AND CONTINGENCY
COMMITMENTS AND CONTINGENCY

NOTE 22. COMMITMENTS AND CONTINGENCY

(a)   Contingency

Severance payments

The Labor Contract Law of the PRC requires employers to assure the liability of severance payments if employment contracts are terminated. The employers will be liable for one month of severance pay for each year of the service provided by the employees. As of June 30, 2024, the Company estimated its severance payments of approximately ¥8.8 million ($1.2 million) which has not been reflected in its consolidated financial statements, because management cannot predict what the actual payment, if any, will be in the future.

Legal contingencies

On April 24, 2024, Bank of Kunlun Co., Ltd. Tuha Branch (the “Plaintiff”) submitted a civil complaint to the People’s Court of Yizhou District, Hami City, Xinjiang Uygur Autonomous Region (the “Court”). The complaint requested: (1) Gan Su BHD to repay the principal and interest of the loan to the Plaintiff, (2) Gan Su BHD to pay the overdue interest to the Plaintiff; (3) Gan Su BHD to pay the attorney’s fees to the Plaintiff; (4) Wang Ping, Beijing BHD, and Nanjing Recon to bear joint and several liabilities for the first four claims of the Plaintiff, (5) all costs of the case, including the acceptance fee, mailing fee, preservation fee, and preservation insurance fee, to be borne by the defendants. The Plaintiff also applied for pre-litigation property preservation. On April 24, 2024, the Court issued a ruling to seize and freeze the bank deposits of the respondents Gan Su BHD, Wang Ping, Beijing BHD, and Nanjing Recon, amounting to ¥848,935.63. On May 24, 2024, the Court made a first-instance judgment, ordering (1) Gan Su BHD to repay the Plaintiff the principal of the loan amounting to ¥818,730.95, (2) Gan Su BHD to pay the loan interest of ¥199.51 and the interest from April 1, 2024, until the actual repayment date (calculated based on the actual amount owed at an annual interest rate of 9%), (3) Gan Su BHD to bear the attorney’s fees of ¥30,000, (4) Gan Su BHD to bear the preservation agency fee of ¥4,765, (5) Wang Ping, Beijing BHD and Nanjing Recon to bear joint and several liability guarantees for the above four judgment contents and the case acceptance fee.

(b)   Purchase commitment

The total future minimum purchase commitment under the non-cancellable purchase contracts as of June 30, 2024 are payable as follows:

Twelve months ending June 30,	RMB	US Dollars
2025	¥23,956,141	$3,296,475
Total minimum payments required	¥23,956,141	$3,296,475

(c)   Leases Commitment

The Company has entered into several operating leases for office premises with the property owner and service agreements with a property service company, respectively. According to the agreements, the Company is required to pay rent and property management fees for future periods, of which, future rent payments have been included in lease liabilities as disclosed in Note 10, and the future property management fees payable as of June 30, 2024 are disclosed as follows:

Twelve months ending June 30,	RMB	US Dollars
2025	¥553,709	$76,193
2026	604,046	83,119
2027	453,034	62,340
Total	¥1,610,789	$221,652